PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 310	€ 37
Additional provisions recognised	196	263
Unused amounts reversed	(25)	(9)
Utilised during the period	(241)	(213)
Other miscellaneous adjustments		(5)
Translation	2	(1)
Ending balance	242	310
Non-current	48	89
Current	194	221
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	289	19
Additional provisions recognised	186	260
Unused amounts reversed	(22)	(6)
Utilised during the period	(238)	(212)
Other miscellaneous adjustments		0
Translation	1	0
Ending balance	216	289
Non-current	31
Current	185
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	12	17
Additional provisions recognised	1	2
Unused amounts reversed	0	0
Utilised during the period	(1)	(1)
Other miscellaneous adjustments		(5)
Translation	1	(1)
Ending balance	13	12
Non-current	12
Current	1
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	9	1
Additional provisions recognised	9	1
Unused amounts reversed	(3)	(3)
Utilised during the period	(2)	0
Other miscellaneous adjustments		0
Translation	0	0
Ending balance	13	9
Non-current	5
Current	€ 8
CCIP
Reconciliation of changes in other provisions [abstract]
Acquired		10
CCIP | Restructuring provision
Reconciliation of changes in other provisions [abstract]
Acquired		0
CCIP | Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Acquired		0
CCIP | Other Provisions
Reconciliation of changes in other provisions [abstract]
Acquired		10
CCEG
Reconciliation of changes in other provisions [abstract]
Acquired		228
CCEG | Restructuring provision
Reconciliation of changes in other provisions [abstract]
Acquired		228
CCEG | Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Acquired		0
CCEG | Other Provisions
Reconciliation of changes in other provisions [abstract]
Acquired		€ 0